FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Allowances for Direct and Indirect Loan Losses and its Estimations (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Provision of Credit Loss for Direct and Indirect Loan [Abstract]
Allowance account for credit losses of financial assets	S/ 8,530,986	S/ 9,071,011
Optimistic [Member]
Provision of Credit Loss for Direct and Indirect Loan [Abstract]
Allowance account for credit losses of financial assets	8,457,825	9,014,409
Base Case [Member]
Provision of Credit Loss for Direct and Indirect Loan [Abstract]
Allowance account for credit losses of financial assets	8,517,295	9,078,873
Pessimistic [Member]
Provision of Credit Loss for Direct and Indirect Loan [Abstract]
Allowance account for credit losses of financial assets	S/ 8,631,531	S/ 9,173,730